NOTE 16 – COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
NOTE 16 - COMMITMENTS AND CONTINGENCIES - Lease Costs

	May 31, 2022	August 31, 2021
Total Lease Payments	$1,171,694	$48,822
Less: imputed interest	$(21,780)	$(596)
Present value of lease liabilities	$1,149,914	$48,226
Current portion of obligations under operating leases	$229,014	$48,226
Obligations under operating leases, non-current	$920,900	$0

As of August 31,	Commitments
2021	$48,822
Total Lease Payments	$48,822
Less: imputed interest	$(596)
Present value of lease liabilities	$48,226
Current portion of obligations under operating leases	$48,226
Obligations under operating leases, non-current	$0